Property and equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31, 2023	December 31, 2022
Website and software development	$52,042,536	$50,697,486
Furniture and fixtures	851,926	851,926
Computers and electronics	1,015,853	1,015,853
Vehicles	325,504	325,504
Leasehold improvements	300,673	300,673
Video and equipment	176,903	176,903
Total - Gross	54,713,395	53,368,345
Less: accumulated depreciation	(42,451,487)	(40,452,572)
Total - Net	$12,261,908	$12,915,773

	December 31,
	2022	2021
Website and software development	$50,697,486	$43,265,793
Furniture and fixtures	851,926	851,926
Computers and electronics	1,015,853	994,925
Vehicles	325,504	430,162
Leasehold improvements	300,673	237,190
Video and equipment	176,903	176,903
Total - gross	53,368,345	45,956,899
Less: accumulated depreciation	(40,452,572)	(32,256,023)
Total - net	$12,915,773	$13,700,876